Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Income Taxes
Increase in valuation allowance	$ 2,966,283
Federal net operating loss carryovers	$ 29,814,000		$ 15,873,000
Percentage of offset on taxable income for Federal net operating loss carryovers	80.00%
Uncertain tax benefits	$ 0	$ 0	0
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0